Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Issued and outstanding	TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2019		2018
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of year	284.6	3,059	287.9	3,094
Purchased and cancelled under the NCIB	(7.7)	(83)	(3.3)	(35)
Stock options exercised	0.1	2	—	—
Issued and outstanding, end of year	277.0	2,978	284.6	3,059
The following are the effects of the Corporation's purchase and cancellation of the common shares during the year:

For the year ended Dec. 31	2019	2018
Total shares purchased(1)	7,716,300	3,264,500
Average purchase price per share	$8.80	$7.02
Total cost	68	23
Weighted average book value of shares cancelled	83	35
Amount recorded in deficit	15	12
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed rate first preferred shares.

As at Dec. 31	2019		2018
Series	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	10.2	248	10.2	248
Series B	1.8	45	1.8	45
Series C	11.0	269	11.0	269
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of year	38.6	942	38.6	942

Characteristics specific to preferred share series
Characteristics specific to each first preferred share series as at Dec. 31, 2019, are as follows:

Series	Rate during term	Annual dividend rate per share ($)	Next conversion date	Rate spread over Benchmark (per cent)	Convertible to Series
A	Fixed	0.67725	March 31, 2021	2.03	B
B	Floating	0.93575	March 31, 2021	2.03	A
C	Fixed	1.00675	June 30, 2022	3.10	D
D	Floating	—	—	3.10	C
E	Fixed	1.29850	Sept. 30, 2022	3.65	F
F	Floating	—	—	3.65	E
G	Fixed	1.32500	Sept. 30, 2024	3.80	H
H	Floating	—	—	3.80	G

Disclosure Of Dividends Declared On Preference Shares [Table Text Block]
The following table summarizes the value of preferred share dividends declared in 2019, 2018 and 2017:

	Total dividends declared
Series	2019	2018	2017
A	5	9	5
B	1	1	1
C	8	14	9
E	9	15	8
G	7	11	7
Total for the year	30	50	30